CONDENSED STATEMENT OF CHANGES IN CONVERTIBLE PREFERRED SHARES AND SHAREHOLDER'S DEFICIT (Unaudited) - USD ($) $ in Thousands	Convertible preferred shares	Ordinary shares	Additional paid-in capital	Accumulated deficit	Total
Balance at Dec. 31, 2019	$ 6,621	$ 5	$ 180	$ (12,428)	$ (12,243)
Balance, shares (in Shares) at Dec. 31, 2019	2,954,267	576,556
Share-based compensation	$ 0	$ 0	26	0	26
Share-based compensation, shares (in Shares)	0	0
Operating lease provided by controlling shareholder			16	0	16
Net loss and comprehensive loss			0	(1,963)	(1,963)
Balance at Jun. 30, 2020	$ 6,621	$ 5	222	(14,391)	(14,164)
Balance, shares (in Shares) at Jun. 30, 2020	2,954,267	576,556
Balance at Dec. 31, 2020	$ 0	$ 78	33,023	(16,481)	16,620
Balance, shares (in Shares) at Dec. 31, 2020	0	8,758,037
Share-based compensation to employees and directors	$ 0	$ 0	367	0	367
Share-based compensation to employees and directors, shares (in Shares)	0	0
Share-based compensation to service providers	$ 0	$ 0	206	0	206
Share-based compensation to service providers, shares (in Shares)	0	0
Share issuance - Private Investment in Public Equity ("PIPE"), net	$ 0	$ 12	3,771	0	3,783
Share issuance - Private Investment in Public Equity ("PIPE"), net, shares (in Shares)	0	1,304,346
Warrants issued under Private Investment in Public Equity, net	$ 0	$ 0	1,771	0	1,771
Warrants issued under Private Investment in Public Equity, net, shares (in Shares)	0	0
Net loss and comprehensive loss				(3,742)	(3,742)
Balance at Jun. 30, 2021	$ 0	$ 90	$ 39,138	$ (20,223)	$ 19,005
Balance, shares (in Shares) at Jun. 30, 2021		10,062,383